UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
OPERATING ACTIVITIES:
Net loss	$ (35,867)	$ (23,847)	$ (39,483)	$ (65,083)
Adjustments to reconcile net loss to net cash provided by operating activities:
Non-cash adjustments			134,916	88,165
Increase in operating assets			(7)	(9,333)
(Decrease)/ increase in operating liabilities			(45,833)	21,781
Payments for drydock and special survey costs			(6,917)	(6,016)
Net cash provided by operating activities			42,676	29,514
INVESTING ACTIVITIES:
Acquisition of investments in affiliates			(8)	(6,278)
Acquisition of/additions to vessels			(54,029)	(10,255)
Deposits for vessels, port terminals and other fixed assets acquisitions			0	(3,437)
Deposits for option to acquire vessels			(12,452)	(8,699)
Loans to affiliate companies			(4,000)	0
Proceeds from lease receivable			113	118
Proceeds from sale of asset			25,170	7,682
Purchase of property, equipment and other fixed assets			(2,418)	(4,800)
Dividends received from affiliate companies			2,919	2,919
Net cash used in investing activities			(44,705)	(22,750)
FINANCING ACTIVITIES:
Repurchase of preferred stock			(10,009)	0
Repayment of long-term debt and payment of principal			(119,138)	(19,342)
Repurchase of senior notes			(24,690)	0
Proceeds from long-term loans, net of deferred finance fees			127,171	0
Debt issuance costs			0	(180)
Issuance of capital surplus			(3)	0
Net cash used in financing activities			(26,669)	(19,522)
Decrease in cash and cash equivalents and restricted cash			(28,698)	(12,758)
Cash and cash equivalents and restricted cash, beginning of period			150,774	134,190	$ 134,190
Cash and cash equivalents and restricted cash, end of period	$ 122,076	$ 121,432	122,076	121,432	$ 150,774
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest			70,698	54,938
Cash paid for income taxes			298	485
Non-cash investing and financing activities
Accrued interest income on loan receivable from affiliate company			(1,734)	(1,476)
Accrued interest expense payable to affiliate company			583	514
Issuance of senior secured notes in exchange of preferred stock			8,626	0
Transfers from deposits for vessels, port terminals and other fixed assets			0	32,032
Acquisition of vessels, port terminals and other fixed assets, net			$ 0	$ (311)